January 28, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 120 (Amendment No. 122 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, which includes the prospectus of Harbor International Small Cap Fund, (the “Fund”), a newly formed series of the Trust, Harbor Funds’ statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on February 1, 2016. The Amendment is being filed for the purpose of incorporating comments received from the staff of the Securities and Exchange Commission (the “Commission”) with respect to the prospectus and SAI, which were provided by Ms. Ashley Vroman-Leea of the Division of Investment Management.

Set forth below are the staff’s verbal comments together with the Trust’s responses.

COMMENT 1	(Prospectus - Fund Summary - Fees and Expenses Table)

Please remove the “/or” from the header “Distribution and/or Service (12b-1) Fees.” The header should read “Distribution and Service (12b-1) Fees” if both distribution and service fees are permitted under the Fund’s 12b-1 plan.

Response:	Comment No. 1 is accepted.

COMMENT 2	(Prospectus - Fund Summary - Fees and Expenses Table and Expense Example)

Please complete the “Annual Fund Operating Expenses” table and the “Expense Example”.

Response:	Comment No. 2 is accepted.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission
January 28, 2016

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	2.03%	2.03%	2.15%	1.99%

Total Annual Fund Operating Expenses	2.88%	3.13%	3.25%	2.84%

Expense Reimbursement[2]	1.93%	1.93%	1.93%	1.94%

Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.95%	1.20%	1.32%	0.90%

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

	One Year	Three Years
Institutional Class	$97	$709
Administrative Class	$122	$784
Investor Class	$134	$820
Retirement Class	$92	$698

COMMENT 3	(Prospectus - Fund Summary - Principal Investment Strategy)

Please include additional disclosure explaining how small cap companies are defined and consider identifying the specific range of each country invested in. The upper-range of the MSCI EAFE Small Cap (ND) Index (the “Index”), $7.0 billion, may be too high a market capitalization for companies to be considered small capitalization companies in certain countries within the Index.

Response:	We respectfully note that the definition of “small cap companies” currently used is consistent with the Index, which is the Fund’s benchmark. As of December 31, 2015, the market capitalization range of companies in the Index was $44 million to $7.4 billion. We believe this definition is consistent with how a U.S. investor would expect a small cap focused fund to invest.

We have also added the following language to address the Staff’s concern that the Index provider may establish market capitalization ranges by country within the Index:

“Some of these companies, although small by U.S. standards, might rank among the largest in their countries by market capitalizations.”

COMMENT 4	(Prospectus - Fund Summary - Principal Risks)

Please include risk disclosure for “growth style risk.”

Response:	Comment No. 4 is accepted.

COMMENT 5	(Prospectus - Fund Summary - Principal Investment Strategy)

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission
January 28, 2016

Please explain the criteria by which the subadviser determines an emerging market country.

Response:	The subadviser’s criteria for emerging markets align with those defined by Index provider Morgan Stanley Capital International (MSCI). We have added disclosure to the “Principal Investment Strategy” to clarify that the subadviser defines emerging market countries as those included in the MSCI Emerging Markets Index, which currently includes countries located in the Americas, Europe, Middle East, Africa and Asia.

COMMENT 6	(Prospectus - Fund Summary - Portfolio Management)

In accordance with Item 5(b) of Form N-1A, please confirm that all portfolio managers listed are primarily and jointly responsible for the day-to-day management of the portfolio.

Response:	Comment No. 6 is confirmed. The portfolio managers co-manage the Fund and are jointly responsible for the day-to-day investment decision making for the Fund.

COMMENT 7	(Prospectus - Fund Summary - Principal Risks)

Please consider including risk disclosure for “derivatives.”

Response:	Comment No. 7 is respectfully not accepted. The Fund does not intend to invest in derivative instruments as a component of its principal investment strategy. Accordingly, we do not believe that including “derivatives risk” within the Fund’s “Principal Risks” section is appropriate. To the extent the investment strategy were to change over time and derivatives were to become a part of the principal investment strategy of the Fund, it would be our responsibility to monitor those changes and supplement the disclosure in the Fund’s prospectus appropriately.

COMMENT 8	(Prospectus - Fund Summary - Principal Investment Strategy)

Please confirm whether or not derivatives will be included in the 80% asset test and, if so, please confirm that they are valued at market value and not notional value.

Response:	Comment No. 8 is confirmed. To the extent utilized, derivatives will be included in the 80% asset test and valued at market value.

COMMENT 9	(Prospectus - The Adviser and Subadviser - The Subadviser and Portfolio Managers)

In accordance with Item 10(a)(2) of Form N-1A, please confirm that all portfolio managers listed are primarily and jointly responsible for the day-to-day management of the portfolio.

Response:	Comment No. 9 is confirmed. The portfolio managers are jointly responsible for the day-to-day investment decision making for the Fund.

COMMENT 10	(Prospectus - The Adviser and Subadviser - Baring International Small Cap Equity Strategy Performance Information)

Please change the term “Strategy” to “Composite” throughout the section, as the term “Strategy” does not convey in plain English the information that is shown.

Response:	Comment No. 10 is accepted.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission
January 28, 2016

COMMENT 11	(Prospectus - The Adviser and Subadviser - Baring International Small Cap Equity Strategy Performance Information)

Please confirm that “certain accounts” in the first sentence of the first paragraph includes all private accounts, investment companies and other accounts, as similarly managed by the subadviser.

Response:	Comment No. 11 is confirmed.

COMMENT 12	(Prospectus - The Adviser and Subadviser - Baring International Small Cap Equity Strategy Performance Information)

Please complete the information in the composite performance table for all 485(a) filings going forward.

Response:	Comment No. 12 is accepted.

COMMENT 13	(Prospectus - The Adviser and Subadviser - Baring International Small Cap Equity Strategy Performance Information)

Please confirm that proper support documentation for performance information is retained in accordance with Rule 204-2(a)(16) of the Investment Advisers Act of 1940.

Response:	Comment No. 13 is confirmed.

*            *             *            *            *            *             *

In accordance with the letter from Carolyn B. Lewis to investment company registrants dated February 25, 1994, please be informed that (i) the Harbor Funds do not involve a master/feeder arrangement, (ii) none of the Harbor funds, except the Money Market Fund, is a money market fund, (iii) shares of the Harbor Funds may be marketed through banks and/or savings and loan associations and (iv) none of the Harbor funds’ operations raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Harbor funds may invest.

Harbor Funds acknowledges the following in connection with this response letter:

1.	Harbor Funds is responsible for the adequacy and accuracy of the disclosure in this filing.

2.	Staff comments or changes to disclosures in response to the staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

3.	Harbor Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission
January 28, 2016

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Jill Damon, Esq.
Dechert LLP

David G. Van Hooser
Anmarie S. Kolinski
Charles F. McCain
Erik D. Ojala
Susan A. DeRoche
Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.